DESCRIPTION OF BUSINESS (Details Narrative) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Notes to Financial Statements
Accumulated deficits	$ 133,648,333	$ 111,393,544
Proceeds from public offering	33,600,000	75,000,000
Financing transaction amount	9,600,000	22,000
Financing transaction investors	13
Financing transaction price per share	$ 0.40
Common stock sold	23,900,000
Warrants issued	7,200,000
Warrant term	5 years
Warrant exercise price	$ 0.60
Revolving loan facility line of credit	5,000,000
Borrowing base	90.00%
Line of credit borrowed	2,200,000
Line of credit available	$ 1,900,000
Line Of Credit Facility Borrowing Capacity Description	Based upon a formula equal to 90% of eligible accounts receivable, decreasing to 80% of eligible accounts receivable plus the least of (i) 80% of Eligible 120 Day Accounts as defined in the Amended Agreement, (ii) $1,000,000, and (iii) 30% of the sum of all eligible accounts plus Eligible 120 Day Accounts after December 31, 2013 and the satisfaction of conditions specified in the Amended Agreement.